Shareholder Report, Line Graph (Details) 192691_Brookfield Global Renewables - Sustainable Infrastructure Fund_Class I_TSR Annual {Class I} - USD ($)								12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Oct. 01, 2019	Dec. 31, 2025
Class I
Account Value [Line Items]
Accumulated Value	$ 1,342,139	$ 1,359,536	$ 1,390,868	$ 1,600,600	$ 1,732,500	$ 1,074,800	$ 1,000,000	$ 1,748,433
MSCI World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI World Index
Accumulated Value	1,908,568	1,601,223	1,286,998	1,564,410	1,278,662	1,097,599	1,000,000	$ 2,320,808
FTSE Global Core Infrastructure 50/50 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								FTSE Global Core Infrastructure 50/50 Total Return Index
Accumulated Value	1,273,269	1,152,707	1,118,072	1,166,478	1,008,146	1,042,991	1,000,000	$ 1,468,109
S&P Global Clean Energy Transition Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								S&P Global Clean Energy Transition Index
Accumulated Value	$ 1,133,385	$ 1,527,329	$ 1,917,812	$ 2,018,790	$ 2,635,701	$ 1,092,246	$ 1,000,000	$ 1,663,947